Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current
Raw materials - ore stockpiles	$ 106	$ 100	$ 84
Raw materials
- ore stockpiles	251	261	233
- heap-leach inventory	3	5	3
Work in progress
- metals in process	44	58	77
Finished goods
- gold doré/bullion	57	59	60
- by-products	0	5	4
Total metal inventories	355	388	377
Mine operating supplies	297	295	295
Current inventories	652	683	672
Total inventories	758	783	756
Write-down of inventories	$ 19	$ 17	$ 30